Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 27, 2017	Aug. 31, 2015	Aug. 31, 2018	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2019	Aug. 31, 2017	Aug. 31, 2020	Aug. 31, 2018	Aug. 31, 2021	Aug. 31, 2019	Aug. 31, 2022	Aug. 31, 2020	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		$ 9,449.88			$ 9,463.31		$ 10,950.79		$ 12,695.54		$ 13,962.12		$ 16,996.04		$ 23,570.73		$ 17,943.26		$ 20,208.85	$ 22,542.68	$ 24,137.34
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		9,999.98			9,943.13		11,425.70		13,161.67		14,370.80		17,380.84		23,910.28		18,043.79		20,143.66	22,246.36	23,587.01
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R
Account Value [Line Items]
Line Graph and Table Measure Name				Class R
Accumulated Value		10,000.02			9,997.21		11,542.88		13,358.68		14,660.00		17,820.51		24,659.63		18,728.73		21,045.11	23,445.19	25,021.73
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		9,999.99			10,042.91		11,654.95		13,547.14		14,941.15		18,251.80		25,392.35		19,389.21		21,916.74	24,533.90	26,338.49
PGIM JENNISON MID - CAP GROWTH FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name				Class R2
Accumulated Value	$ 10,000.01		$ 10,795.76			$ 11,868.10		$ 14,448.00		$ 20,025.54		$ 15,235.93		$ 17,156.39		$ 19,145.00		$ 20,479.12
PGIM JENNISON MID - CAP GROWTH FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name				Class R4
Accumulated Value	10,000.01		10,813.91			11,921.51		14,549.64		20,210.14		15,412.75		17,404.39		19,464.76		20,871.79
PGIM JENNISON MID - CAP GROWTH FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value		9,999.99			10,058.41		11,692.38		13,622.08		15,054.73		18,414.49		25,646.21		19,600.40		22,183.33	24,874.72	26,734.97
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Accumulated Value	10,000	10,000	10,993.791321188904		11,255.300465116434	11,314.981885436646	13,082.494521144356	13,797.118612158243	15,654.718383631005	18,097.085920807418	16,112.080878868375	16,065.215647572044	19,646.544132832725	18,626.736334075737	25,769.525305486361	23,681.169631451627	22,876.223441709368	27,441.645474467918	26,523.7262739465	33,721.036787450976	39,075.803727351486
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Growth Index
Accumulated Value	10,000	10,000	11,386.853052874267		10,699.717713397951	12,065.832226401673	12,253.627003959267	14,908.30362503666	15,324.068168441456	20,151.659369567144	16,237.816953270083	14,773.049400216241	20,063.125427636733	16,693.688334811497	27,119.468430174416	19,876.630739729659	19,881.104552194356	25,128.907901886832	22,465.839932903549	26,749.343563160452	33,817.692728527822
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,815.417218092263		$ 10,991.407428063882	$ 10,874.259488602673	$ 12,358.790911025329	$ 11,823.388680415614	$ 14,570.282916790973	$ 16,699.095787751667	$ 14,649.553878929057	$ 14,224.219220085815	$ 15,928.199036155735	$ 15,415.722178785059	$ 22,496.640229016681	$ 18,523.00729223081	$ 19,162.54307419711	$ 20,853.145516827735	$ 20,767.70863132424	$ 24,953.772126896289	$ 28,092.881093567732